Income Taxes - Schedule of Provision for Income Taxes (Details) (US VR Global Inc.) - US VR Global Inc. [Member]	10 Months Ended
Dec. 31, 2017 USD ($)
Current: Local
Current: Foreign
Deferred: Local
Deferred: Foreign
Income tax provision